Share-Based Compensation - Exercise Price - (Details) shares in Thousands, Option in Thousands	Dec. 31, 2017 CAD Option Y shares	Dec. 31, 2016 CAD Option shares	Dec. 31, 2015 CAD Option
Share based compensation
Number of share options | Option	31,110	31,442	29,090
Weighted average remaining contractual life | Y	4
Weighted Average exercise price	CAD 36.96	CAD 35.98	CAD 36.97
Number of exercisable share option | Option	17,363	17,821
Weighted Average exercise price Exercisable	CAD 36.53	CAD 37.74
Shares available for future issuance | shares	28,972	10,937
24.50 to 34.99
Share based compensation
Number of share options | Option	11,466
Weighted average remaining contractual life | Y	4
Weighted Average exercise price	CAD 31.32
Number of exercisable share option | Option	6,714
Weighted Average exercise price Exercisable	CAD 32.07
35.00 to 39.99
Share based compensation
Number of share options | Option	9,987
Weighted average remaining contractual life | Y	4
Weighted Average exercise price	CAD 37.72
Number of exercisable share option | Option	8,006
Weighted Average exercise price Exercisable	CAD 37.44
40.00 to 44.99
Share based compensation
Number of share options | Option	8,347
Weighted average remaining contractual life | Y	5
Weighted Average exercise price	CAD 41.99
Number of exercisable share option | Option	1,333
Weighted Average exercise price Exercisable	CAD 41.70
45.00 to 49.99
Share based compensation
Number of share options | Option	1,197
Weighted Average exercise price	CAD 47.52
Number of exercisable share option | Option	1,197
Weighted Average exercise price Exercisable	CAD 47.52
50.00 to 69.97
Share based compensation
Number of share options | Option	113
Weighted Average exercise price	CAD 59.54
Number of exercisable share option | Option	113
Weighted Average exercise price Exercisable	CAD 59.54
Minimum | 24.50 to 34.99
Share based compensation
Exercise price (in dollars per share)	24.50
Minimum | 35.00 to 39.99
Share based compensation
Exercise price (in dollars per share)	35.00
Minimum | 40.00 to 44.99
Share based compensation
Exercise price (in dollars per share)	40.00
Minimum | 45.00 to 49.99
Share based compensation
Exercise price (in dollars per share)	45.00
Minimum | 50.00 to 69.97
Share based compensation
Exercise price (in dollars per share)	50.00
Maximum | 24.50 to 34.99
Share based compensation
Exercise price (in dollars per share)	34.99
Maximum | 35.00 to 39.99
Share based compensation
Exercise price (in dollars per share)	39.99
Maximum | 40.00 to 44.99
Share based compensation
Exercise price (in dollars per share)	44.99
Maximum | 45.00 to 49.99
Share based compensation
Exercise price (in dollars per share)	49.99
Maximum | 50.00 to 69.97
Share based compensation
Exercise price (in dollars per share)	CAD 69.97